Note 6 - Term Loans Payable (Details Textual) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	May 01, 2023
Loan agreement with related party [member]
Statement Line Items [Line Items]
Total borrowings		$ 1,145,520	$ 145,520
Borrowings, interest rate		8.35%		11.35%
Interest paid	$ 126,606	$ 88,000	$ 0
Short-term loan [member]
Statement Line Items [Line Items]
Extinguishment of debt, amount 1		$ 2,500